SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2002

        THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED SEPTEMBER 6, 2002

                                      * * *
As of November 22, 2002, no new payment allocations or transfers may be made to the Sub-Account investing in the PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO (the "Portfolio").

Effective January 24, 2003, the Portfolio will cease operations. Trustees of the Portfolio approved a Plan of Liquidation for the Portfolio. This decision was based on the outlook for the Portfolio and the fact that they have not attracted enough assets to operate in a cost efficient manner. The Trustees believe it is no longer in the best interest of contract owners to operate the Portfolio. This decision has no effect on other Pioneer VisionSM VCT portfolios.

Contract owners with allocations invested in the Portfolio may transfer to any of the other investment options under the Contract at no charge. However, any funds remaining in the Portfolio after the close of business on January 24, 2002 will be transferred to the Pioneer Money Market VCT Portfolio. These funds will remain invested in the Pioneer Money Market VCT Portfolio until contract owners transfer the funds into another investment option. For more information about the other investment options under the Contract, see the Prospectus and the prospectus for the Pioneer Variable Contract Trust.

                                      * * *

As of September 6, 2002, the Annual Step-Up with 5% Yield Enhanced Death Benefit Rider (Form number 3311-02), which was formerly only available in the state of Texas, is no longer available.

As of September 6, 2002, the Annual Step-Up with 5% Yield Enhanced Death Benefit Rider (Form number 3312-02), which was formerly not available in the state of Texas, is now available in the state of Texas.

                                      * * *

The following is added as the first paragraph under the caption PAYMENTS, under DESCRIPTON OF THE CONTRACT -- THE ACCUMULATION PHASE:

Throughout this prospectus, the terms "payment(s) " and "gross payment(s)" refer solely to monies the Owner submits to the Company to be applied to the Contract. These terms do not include any Payment Credits allocated to the Contract by the Company.

                                      * * *

The second paragraph under the caption ELECTING THE ANNUITY DATE, under ANNUITIZATION - THE PAYOUT PHASE is amended in its entirety to read as follows:

If the Owner does not select an Annuity Date, the default Annuity Date will be
(a) one month before the Owner's 85th birthday (for Contracts issued prior to or on age 76) or (b) the issue date plus 10 years (for Contracts issued after age
76). In no event will the default Annuity Date be later than the latest possible Annuity Date. If there are joint owners, the age of the younger will determine the default Annuity Date.

                                      * * *

The paragraph entitled BUILD WITH INTEREST AND GROWTH PROGRAM under GUARANTEE PERIOD ACCOUNTS is amended in its entirety to read as follows:

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. Unless the Company is notified otherwise, if a subsequent payment is made after the PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL has been selected and during the Guarantee Period, such payment will be allocated among the selected Sub-Accounts only. If you want the subsequent payment to be allocated to a new Guarantee Period Account while enrolled in the Program, you must provide payment allocation instructions to the Company that include (1) the Guarantee Period and
(2) the dollar or percentage amount you want allocated to that Guarantee Period Account.

                                      * * *

The last paragraph in the following sections under APPENDIX B - ENHANCED DEATH BENEFIT RIDERS is amended in its entirety to read as follows:

o        3(B). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER
                (FORM 3311-02 -TEXAS ONLY)
         ----------------------------------------------------------------------
o        5. 7% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3308-02)
         -------------------------------------------------------
o        6. ANNUAL STEP-UP WITH 7% YIELD ENHANCED DEATH BENEFIT RIDER
                (FORM 3313-02)
         ----------------------------------------------------------------------
o        8(B) 7% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3303-01)
         ---------------------------------------------------------
o        9(B) ANNUAL STEP-UP WITH 7% YIELD ENHANCED DEATH BENEFIT RIDER
                (FORM 3304-01)
         ----------------------------------------------------------------------

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

                                      * * *





SUPPLEMENT DATED NOVEMBER 12, 2002


AFLIAC Pioneer XtraVision